Portfolio of Investments

September 30, 2019 (unaudited)

International Equity Fund

	Shares	Value
COMMON STOCKS — 98.4%
ARGENTINA — 2.9%
MercadoLibre, Inc.*	120,676	$66,520,232

AUSTRALIA — 3.8%
Cochlear Ltd.	161,558	22,735,189
CSL Ltd.	158,675	25,088,425
Rio Tinto PLC	739,653	38,448,884
		86,272,498
BELGIUM — 0.4%
Umicore SA	217,415	8,214,674

BRAZIL — 1.3%
Itau Unibanco Holding SA ADR	2,045,499	17,202,646
Kroton Educacional SA	4,569,500	12,328,450
		29,531,096
CANADA — 4.6%
Constellation Software, Inc.	49,723	49,659,198
Fairfax Financial Holdings Ltd.	84,097	37,070,346
Ritchie Bros. Auctioneers, Inc.	418,098	16,682,110
		103,411,654
CHINA — 5.4%
Alibaba Group Holding Ltd. ADR*	257,085	42,992,324
Ping An Healthcare and Technology Co. Ltd.*	2,366,100	13,844,991
Prosus NV*	160,670	11,794,527
Tencent Holdings Ltd.	841,700	35,206,563
Tencent Music Entertainment Group ADR*	1,521,850	19,434,024
		123,272,429
DENMARK — 2.4%
DSV A/S	336,197	31,955,546
Novozymes A/S, B Shares	516,594	21,728,512
		53,684,058
FINLAND — 2.2%
Kone Oyj, B Shares	628,651	35,776,907
Sampo Oyj, A Shares	349,364	13,881,079
		49,657,986
FRANCE — 4.4%
Danone SA	280,428	24,700,668
Edenred	992,528	47,611,520
Legrand SA	375,821	26,810,005
		99,122,193
GERMANY — 9.1%
Continental AG	99,579	12,776,720
Deutsche Boerse AG	380,033	59,269,798
MTU Aero Engines AG	118,243	31,419,335
SAP SE	450,511	53,013,337
Scout24 AG	859,087	48,971,901
		205,451,091

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
HONG KONG — 3.9%
AIA Group Ltd.	5,994,000	$56,529,712
Hong Kong Exchanges & Clearing Ltd.	1,085,800	31,824,846
		88,354,558
INDIA — 1.6%
Housing Development Finance Corp., Ltd.	1,270,167	35,453,248

IRELAND — 4.3%
CRH PLC	873,565	29,954,539
Kingspan Group PLC	671,458	32,787,250
Ryanair Holdings PLC ADR*	522,519	34,684,811
		97,426,600
JAPAN — 11.5%
Denso Corp.	462,200	20,423,421
FANUC Corp.	122,400	23,136,471
Japan Exchange Group, Inc.	2,174,500	34,362,428
Nidec Corp.	273,300	37,010,697
Shimano, Inc.	199,100	30,084,800
SMC Corp.	89,300	38,383,656
Sony Corp.	450,600	26,634,139
Sumitomo Mitsui Trust Holdings, Inc.	632,900	22,918,512
Toyota Tsusho Corp.	845,000	27,426,748
		260,380,872
NETHERLANDS — 4.0%
ASML Holding NV	108,584	26,930,384
Heineken Holding NV	342,250	34,050,471
IMCD NV	199,919	14,774,155
Takeaway.com NV*	185,050	14,745,641
		90,500,651
PANAMA — 1.2%
Copa Holdings SA, Class A	283,178	27,963,828

PERU — 1.1%
Credicorp Ltd.	117,462	24,483,779

RUSSIA — 1.2%
Magnit PJSC GDR Reg S	967,276	12,628,467
MMC Norilsk Nickel PJSC ADR	610,602	15,622,705
		28,251,172
SINGAPORE — 1.4%
United Overseas Bank Ltd.	1,736,772	32,277,934

SOUTH AFRICA — 1.9%
Discovery Ltd.	2,459,979	18,547,533
Naspers Ltd., N Shares	160,670	24,326,918
		42,874,451
SOUTH KOREA — 3.3%
NAVER Corp.	144,951	19,012,536

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Samsung Electronics Co., Ltd.	1,356,656	$55,547,000
		74,559,536
SPAIN — 2.7%
Bankinter SA	2,880,415	18,176,330
Grifols SA	532,684	15,702,574
Industria de Diseno Textil SA	924,002	28,595,729
		62,474,633
SWEDEN — 2.7%
Atlas Copco AB, B Shares	1,354,669	36,683,166
Epiroc AB, B Shares	2,342,514	24,173,795
		60,856,961
SWITZERLAND — 5.4%
Compagnie Financiere Richemont SA	318,994	23,377,686
Credit Suisse Group AG*	1,363,635	16,681,504
Kuehne + Nagel International AG	196,101	28,856,779
Nestle SA	488,156	52,942,735
		121,858,704
TAIWAN — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,396,000	83,450,898

UNITED KINGDOM — 11.0%
ASOS PLC*	510,421	15,541,099
boohoo Group PLC*	7,510,430	24,469,461
Burberry Group PLC	861,675	23,016,626
Experian PLC	1,305,934	41,762,418
Hargreaves Lansdown PLC	1,297,681	33,132,285
Howden Joinery Group PLC	2,240,619	15,420,895
Just Eat PLC*	1,943,509	15,964,821
Prudential PLC	1,710,694	30,999,725
St James’s Place PLC	1,199,449	14,426,507
Unilever NV	554,464	33,294,242
		248,028,079
UNITED STATES — 1.0%
Spotify Technology SA*	201,298	22,947,972
Total Common Stocks (cost $1,619,440,200)		2,227,281,787

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

PREFERRED STOCKS — 0.3%
SPAIN — 0.3%
Grifols SA, B Shares 1.96% (cost $7,351,733)	305,482	$6,140,644

TOTAL INVESTMENTS — 98.7% (cost $1,626,791,953)		$2,233,422,431
Other assets less liabilities — 1.3%		29,381,795
NET ASSETS — 100.0%		$2,262,804,226

*  Non-income producing security.

ADR  -  American Depositary Receipt

GDR  -  Global Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2019, the net value of these securities was $12,628,467 representing 0.6% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$465,523,398	$1,761,758,389	$—	$2,227,281,787
Preferred Stocks**	—	6,140,644	—	6,140,644
Total	$465,523,398	$1,767,899,033	$—	$2,233,422,431

**  Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.